SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Fiscal Periods
On January 20, 2025, the Company changed its fiscal year end to improve the process of consolidating its financial statements following the recent acquisition of a controlling interest in the Company by TCL Zhonghuan Renewable Energy Technology Co. Ltd., a joint stock limited company (“TZE”) incorporated under the laws of the Peoples Republic of China (“PRC”). For fiscal year 2024 and thereafter, the Company’s fiscal year will end on December 31. We made the fiscal year change on a prospective basis and did not adjust operating results for prior year. Therefore, the financial results will not be exactly comparable to the prior periods. We are not required to file a transition report because this change is not deemed a change in fiscal year for purpose of reporting subject to Rule 13a-10 or 15d-10 of the Securities Exchange Act of 1934, as the new fiscal year commences within seven days of the prior fiscal year. Previously, the Company had a 52-to-53-week fiscal year that ended on the Sunday closest to December 31. Accordingly, every fifth or sixth year was a 53-week fiscal year. Fiscal year 2023 and 2022 were 52-week fiscal years. Our fiscal year 2024 ended on December 31, 2024, our fiscal year 2023 ended on December 31, 2023 and our fiscal year 2022 ended on January 1, 2023. We are not required to file a transition report because this change is not deemed a change in fiscal year for purposes of reporting subject to Rule 13a-10 or 15d-10 of the Securities Exchange Act of 1934, as the new fiscal year commences within seven days of the prior fiscal year.
Basis of Presentation and Preparation
The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and incorporates the financial statements, its subsidiaries and the
VIEs for which the Company or a subsidiary of the Company is the primary beneficiary. All intercompany transactions and accounts within the consolidated businesses of the Company have been eliminated.
Going Concern
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
Pursuant to ASC Topic 205-40, “Presentation of Financial Statements -Going Concern” the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about our ability to meet our future financial obligations as they become due within one year of the financial statements filing date.
The Company has suffered recurring losses from operations and had an accumulated deficit of $1,410.4 million as of December 31, 2024. Further, since the third quarter of 2023, the worldwide solar industry has suffered from oversupply and intense competition, as well as lower demand in our key markets driven by regulatory changes and a higher global interest-rate environment. All these factors have contributed to a steep fall in average selling prices that has negatively impacted our revenue, profitability and cash flows. Furthermore, the ongoing denial of entry into the U.S of our products by the U.S. CBP since July 2024, which has currently rendered us unable to generate cash flow from the sale of such detained products and consequently, resulting in several large customers in the United States to cancel or defer their off-take commitments, further contributed to the deterioration of the Company’s financial condition. Our unrestricted cash and cash equivalent balance as at December 31, 2024 was $28.9 million. If the current market conditions persist and the Company is not successful in raising additional capital, the Company will not have sufficient liquidity to meet its financial obligations as and when they come due, and may be required to delay, limit, and/or reduce its operational activities, or ultimately declare bankruptcy. As such, there is substantial doubt about the Company’s ability to continue as a going concern.
As part of the efforts to raise additional financing to alleviate the substantial doubt on going concern, the Company is liquidating assets that are not in line with the forward looking strategy, including but not limited to the sale of our “rest-of-the world” direct generation business and operations in the Philippines pursuant to two partially binding term sheets previously announced on November 26, 2024. Such transactions closed on February 28, 2025 and March 31, 2025, respectively, for a total consideration of $101.6 million, including the entering of the Procurement Agency Agreement. For more information about these transactions, see “Item 4.A. History and Development of the Company— Significant Acquisitions, Dispositions and other Events.” and “Note 20 Subsequent event”.
In addition, management has renegotiated the payment terms with our largest shareholder, TZE, for deferral of the outstanding trade payables of not more than $21.7 million up to June 30, 2026. On top of this, TZE has agreed to push out the commencement date of the financial covenants of the New 1L Notes to begin on September 30, 2026 and explore arrangements to bear the associated cost of the development of future technology. In addition, the Company has taken steps to enhance its ability to fund its operational expenses by reducing various costs and additionally, is prepared to take additional steps as and when necessary to renegotiate with suppliers and customers to restructure its liabilities. In aggregate, while there can be no assurances that the Company will be able to execute all its plans, specifically those involving external stakeholders, management believes that the funding plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. Accordingly, we have prepared the consolidated financial statements on the going concern basis.
Use of Estimates and judgments
The preparation of the consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates in these consolidated financial statements include (i) inventory write-downs; (ii) long-lived asset impairment, specifically estimates for valuation assumptions including future cash flows, economic useful lives of property, plant and equipment and intangible assets; (iii) valuation of contingencies such as accrued warranty; (iv) income taxes and tax valuation allowances; and (v) going concern, specifically estimates for future cash flows. Actual results could materially differ from those estimates.
Due to the macro-economic trends such as the continued heightened geopolitical tensions and the ongoing war in Ukraine and the Israel-Hamas-Iran conflict, there has been continued uncertainty and disruption in the global economy and financial markets. We are not aware of any specific event or circumstance that would require updates to our estimates and judgments or require us to revise the carrying value of our assets or liabilities as of the date of issuance of the financial statements. These estimates may change as new events occur and additional information is obtained. Actual results could differ materially from these estimates under different assumptions or conditions.
Lease Accounting – Arrangements with Maxeon as a lessee
We determine if an arrangement is a lease at inception. Our operating lease agreements are primarily for real estate and are included within operating lease right-of-use (“ROU”) assets and operating lease liabilities on the Consolidated Balance Sheets. Finance leased assets are included in property, plant and equipment, net and finance lease liabilities are included in short-term debt and long-term debt on the Consolidated Balance Sheets. We elected the practical expedient to combine our lease and related non-lease components for all our leases. In addition, leases with an initial term of 12 months or less are not recorded on the Consolidated Balance Sheets and the Company recognizes lease expense for these leases on a straight-line basis over the lease term.
ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. Variable lease payments are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. ROU assets also include any lease prepayments made and exclude lease incentives. Many of our lessee agreements include options to extend the lease, which we do not include in our minimum lease terms unless they are reasonably certain to be exercised. Rental expense for lease payments related to operating leases is recognized on a straight-line basis over the lease term.
Lease Accounting – Arrangements with Maxeon as a lessor
We account for a lease arrangement in which we act as the lessor as an operating lease as it does not meet the criteria for a sales-type lease or a direct financing lease. Initial direct costs incurred in negotiating and arranging an operating lease are deferred and recognized over the lease term on the same basis as the lease income. Lease income is recognized on a straight-line basis over the lease term. We exclude from our measurement of consideration in a contract all taxes assessed by governmental authorities on lease that are both (i) imposed on and concurrent with a specific lease revenue-producing transaction and (ii) collected from a lessee.
Financial instruments - Credit Losses
Accounting Standards Codification No. 326, Financial Instruments – Credit Losses (“ASC 326”) requires remeasurement and recognition of expected credit losses for financial assets held. The amendment applies to entities which hold financial assets and net investments in leases that are not accounted for at fair value through net income as well as loans, debt securities, accounts receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash.
We recognize an allowance for credit loss at the time a receivable is recorded based on our estimate of expected credit losses and adjust this estimate over the life of the receivable as needed. An account receivable is written off against the allowance for credit loss made after all collection effort has ceased. We evaluate the aggregation and risk characteristics of a receivable pool and develop loss rates that reflect historical collections, current forecasts of future economic conditions over the time horizon we are exposed to credit risk, and payment terms or conditions that may materially affect future forecasts.
As of December 31, 2024, we reported $4.3 million of accounts receivable, net of credit loss allowance of nil. Based on the aging analysis as of December 31, 2024, 99.1% of our gross trade account receivable was outstanding less than 60 days. Refer to Note 6. Balance Sheet Components for more details on changes in allowance for credit losses. We have not seen significant changes to the recovery rate of our account receivable as a result of the macro-economic trends.
Fair Value of Financial Instruments
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The carrying values of cash and cash equivalents, accounts receivable, and accounts payable approximate their respective fair values due to their short-term maturities. Equity investments without readily determinable fair value are measured at cost less impairment and are adjusted for observable price changes in orderly transactions for an identical or similar investment of the same issuer. Derivative financial instruments are carried at fair value based on quoted market prices for financial instruments with similar characteristics. The effective portion of derivative financial instruments is excluded from earnings and reported as a component of “Accumulated other comprehensive loss” in the Consolidated Balance Sheets. The ineffective portion of derivatives financial instruments are included in “Other, net” in the Consolidated Statements of Operations.
Comprehensive Loss
Comprehensive loss is defined as the change in equity during a period from non-owner sources. Our comprehensive loss for the period presented is comprised of (i) our net loss; (ii) foreign currency translation adjustment of our foreign subsidiaries whose assets and liabilities are translated from their respective functional currencies at exchange rates in effect at the balance sheet dates, and revenues and expenses are translated at average exchange rates prevailing during the applicable period; (iii) changes in fair value for derivatives designated as hedging instruments (see Note 12. Derivative Financial Instruments); and (iv) net (loss) gain on long-term pension liability adjustment.
Cash Equivalents
Highly liquid investments with original or remaining maturities of ninety days or less at the date of purchase are considered cash equivalents.
Short-Term and Long-Term Investments
We may invest in money market funds and debt securities. In general, investments with original maturities of greater than ninety days and remaining maturities of one year or less are classified as short-term investments, and investments with maturities of more than one year are classified as long-term investments. Investments with maturities beyond one year may be classified as short-term based on their highly liquid nature and because such investments represent the investment of cash that is available for current operations. Despite the long-term maturities, we have the ability and intent, if necessary, to liquidate any of these investments in order to meet our working capital needs within our normal operating cycles. Such debt securities might be restricted due to contractual arrangement, from time to time. See Note 7. Fair Value Measurements for additional information.
Cash in Restricted Accounts
Cash and cash equivalents in restricted accounts comprise primarily of monies held in escrow in connection with the Company’s module sales to a customer and accounts restricted for use in connection with our leases.
Inventories
Inventories are accounted for at approximate costs determined on a first-in-first-out basis and are valued at the lower of cost and net realizable value. We evaluate the realizability of our inventories based on assumptions about expected demand and market conditions. Our assumption of expected demand is developed based on our analysis of bookings, sales backlog, sales pipeline, market forecast, and competitive intelligence. Our assumption of expected demand is compared to available inventory, production capacity, future polysilicon purchase commitments, available third-party inventory, and growth plans. Our factory production plans, which drive materials requirement planning, are established based on our assumptions of expected demand. We respond to reductions in expected demand by temporarily reducing manufacturing output and adjusting expected valuation assumptions as necessary. In addition, expected demand by geography has changed historically due to changes in the availability and size of government mandates and economic incentives.
We evaluate whether losses should be accrued on inventory purchase commitments that may arise from firm, non-cancellable, and unhedged commitments for the future purchase of inventory items. Such losses are measured in the same way as inventory losses, and are recognized unless determined to be recoverable through firm sales contracts or when there are other circumstances that reasonably assure continuing sales without price decline.
We evaluate the terms of our inventory purchase agreements with suppliers, including joint ventures, for the procurement of polysilicon, ingots, wafers, and solar cells and establish accruals for estimated losses on adverse purchase commitments as necessary, such as lower of cost or net realizable value adjustments, forfeiture of advanced deposits and liquidated damages. Obligations related to non-cancellable purchase orders for inventories match current and forecasted sales orders that will consume these ordered materials, and actual consumption of these ordered materials is compared to expected demand regularly. Other market conditions that could affect the realizable value of our inventories and are periodically evaluated by us include historical inventory turnover ratio, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, and product merchantability, among other factors. If, based on assumptions about expected demand and market conditions, we determine that the cost of inventories exceeds its net realizable value or inventory is excess or obsolete, or we enter into arrangements with third parties for the sale of raw materials that do not allow us to recover our current contractually committed price for such raw materials, we record a write-down or accrual equal to the difference between the cost of inventories and the estimated net realizable value, which may be material. If actual market conditions are more favorable, we may have higher gross margins when products that have been previously written down are sold in the normal course of business (see Note 6. Balance Sheet Components).
Assets and liabilities held for sale
The Company classifies assets and liabilities to be disposed of as held for sale in the period in which they are available for sale in their present condition and when the sale is probable and expected to be completed within one year. Assets and liabilities classified as held for sale are measured at the lower of their carrying amount or fair value less costs to sell. Further, the Company does not record depreciation and amortization expense on assets that are classified as held for sale.
Property, Plant and Equipment
Property, plant and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets as presented below. Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets and the remaining term of the lease. Repairs and maintenance costs are expensed as incurred.

Useful Lives in Years
Buildings	20
Leasehold improvements	1 to 20
Manufacturing equipment	7 to 10
Computer equipment	3 to 7
Solar power systems	30
Furniture and fixtures	3 to 5
Business combination
Business acquisitions are accounted for in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805 “Business Combinations”. FASB ASC 805 requires the reporting entity to identify the acquirer, determine the acquisition date, recognize and measure the identifiable tangible and intangible assets acquired, the liabilities assumed and any noncontrolling interest in the acquired entity, and recognize and measure goodwill or a gain from the purchase. The acquiree’s results are included in the Company’s consolidated financial statements from the date of acquisition. Assets acquired and liabilities assumed are recorded at their fair values and the excess of the purchase price over the amounts assigned is recorded as goodwill. Adjustments to fair value assessments are recorded to goodwill over the measurement period (not longer than twelve months). The acquisition method also requires that acquisition-related transaction costs be charged to expense. The Company completed the acquisition of certain assets of SolarCA LLC (SolarCA) on October 6, 2023 (see Note 18. Acquisition of Certain Assets).
Intangible Assets other than goodwill
Intangible assets are stated at cost less accumulated amortization and impairment. Definite-lived intangible assets are amortized using the straight-line method over the estimated useful lives of the intangible assets as follows:

Useful Lives in Years
Patents	12
Trademarks	2 to 7
Customers relationship	4
Purchased technology	1 to 7
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired under a business combination. Goodwill is not subjected to amortization but are tested for impairment annually or whenever events or changes in circumstances indicate that the asset might be impaired. Annual goodwill impairment testing is performed in the fiscal fourth quarter or more frequently if events or changes in circumstances indicate that it may be impaired. The Company’s test of goodwill impairment starts with a qualitative assessment to determine whether it is necessary to perform a quantitative goodwill impairment test. If qualitative factors indicate that the fair value of the reporting unit is more likely than not less than its carrying amount, then a quantitative goodwill impairment test is performed. For the quantitative analysis, the Company compares the fair value of its reporting unit to its carrying value. If the estimated fair value exceeds its carrying amount, goodwill is considered not to be impaired and no additional steps are necessary. However, if the fair value of the reporting unit is less than its carrying amount, a goodwill impairment is recorded equal to the difference between the carrying amount of the reporting unit and its fair value, not to exceed the carrying amount of goodwill.
Impairment of Long-Lived Assets
We evaluate our long-lived assets, including property, plant and equipment and definite-lived intangible assets, for impairment whenever events or changes in circumstances arise. This evaluation includes consideration of technology obsolescence that may indicate that the carrying value of such assets may not be recoverable. The assessments require significant judgment in determining whether such events or changes have occurred. Factors considered important that could result in an impairment review include significant changes in the manner of use of a long-lived asset or in its physical condition, a significant adverse change in the business climate or economic trends that could affect the value of a long-lived asset, significant under-performance relative to expected historical or projected future operating results, or a current expectation that, more likely than not, a long-lived asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life.
For purposes of the impairment evaluation, long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. We exercise judgment in assessing such groupings and levels. We then compare the estimated future undiscounted net cash flows expected to be generated by the asset group (including the eventual disposition of the asset group at residual value) to the asset group’s carrying value to determine if the asset group is recoverable. If our estimate of future undiscounted net cash flows is insufficient to recover the carrying value of the asset group, we record an impairment loss in the amount by which the carrying value of the asset group exceeds the fair value. Fair value is generally measured based on (i) internally developed discounted cash flows for the asset group, (ii) third-party valuations, and (iii) quoted market prices, if available. If the fair value of an asset group is determined to be less than its carrying value, an impairment in the amount of the difference is recorded in the period that the impairment indicator occurs. See Note 6. Balance Sheet Components for additional information.
Product Warranties
We generally provide a 25-year standard warranty for the solar panels that we manufacture for defects in materials and workmanship and for greater than promised declines in power performance. Effective from January 1, 2022, this has been extended to a 40-year standard warranty for certain Maxeon line modules in certain countries. The warranty provides that we will repair or replace any defective solar panels during the warranty period. In addition, we pass through to customers long-term warranties from the original equipment manufacturers of certain system components, such as inverters. Warranties of 25 years from solar panel suppliers are standard in the solar industry, while certain system components carry warranty periods ranging from 5 to 20 years.
The warranty excludes system output shortfalls attributable to force majeure events, customer curtailment, irregular weather, and other similar factors. In the event that the system output falls below the warrantied performance level during the applicable warranty period, and provided that the shortfall is not caused by a factor that is excluded from the performance warranty, the warranty provides that we will elect to either (a) repair; (b) replace; or (c) pay the customer a liquidated damage based on the computation stipulated in the warranty agreement.
We maintain reserves to cover the expected costs that could result from these warranties. Our expected costs are generally in the form of product replacement or repair. Warranty reserves are based on our best estimate of such costs and are recognized as a cost of revenue. We continuously monitor product returns for warranty failures and maintain a reserve for the related warranty expenses based on various factors including historical warranty claims, results of accelerated lab testing, field monitoring, vendor reliability estimates, and data on industry averages for similar products. Due to the potential for variability in these underlying factors, the difference between our estimated costs and our actual costs could be material to our consolidated financial statements. If actual product failure rates or the frequency or severity of reported claims differ from our estimates or if there are delays in our responsiveness to outages, we may be required to revise our estimated warranty liability (see Note 9. Commitments and Contingencies).
In fiscal year 2024, the Company recorded $7.5 million in warranty benefit from change in estimate, of which $2.2 million related to revision pursuant to reassessment of associated cost of the warranty obligation under the SunPower Settlement Agreement as a result of SunPower’s bankruptcy announced in August 2024 and $5.3 million related to improved failure rates, claims during the year and lower sales in FY24. The impact on net loss is $7.5 million and related reduction to basic and diluted net loss per share for fiscal year 2024 was $1.17.
Revenue Recognition
We sell our solar panels and balance of system components primarily to dealers, project developers, system integrators and distributors, and recognize revenue at a point in time when control of such products transfers to these customers, which generally occurs upon shipment or delivery depending on the terms of the contracts with the customer. In determining the transaction price for revenue recognition, the Company evaluates whether the price is subject to refund or adjustment in determining the consideration to which the Company expects to be entitled. There are no rights of return; however, the Company may be required to pay consideration to the customer in certain instances of delayed delivery. We determine variable consideration, which consists primarily of liquidated damage, by estimating the most likely amount of consideration we expect to receive from the customer based on the forecast delivery plan. The Company then allocates the transaction price to each distinct performance obligation based on their relative standalone selling price, when applicable. Other than standard warranty obligations, there are no significant post-shipment obligations (including installation, training or customer acceptance clauses) with any of our customers that could have an impact on revenue recognition. As a practical expedient, the Company does not adjust the transaction price for the effects of a significant financing component if, at contract inception, the period between customer payment and the transfer of goods or services is expected to be one year or less. In the case of the existence of a significant financing component, the amount of the consideration is adjusted to reflect what the cash selling price of the promised service would have been if payments had occurred as control of the service was transferred to the customer. The discount rate used in determining the significant financing component is the rate that would be reflected in a separate financing transaction between the Company and the customer at contract inception. Our revenue recognition policy is consistent across all geographic areas.
Cost of Revenue
Cost of revenue includes actual cost of materials, labor and manufacturing overheads incurred for revenue-producing units shipped and includes associated warranty costs and other costs.
Shipping and Handling Costs
We account for shipping and handling activities related to contracts with customers as costs to fulfill our promise to transfer goods and, accordingly, record such costs in cost of revenue.
Taxes Collected from Customers and Remitted to Governmental Authorities
We exclude from our measurement of transaction prices all taxes assessed by governmental authorities that are both (i) imposed on and concurrent with a specific revenue-producing transaction and (ii) collected from customers. Accordingly, such tax amounts are not included as a component of revenue or cost of revenue.
Stock-Based Compensation
The stock-based compensation expense for the restricted stock units (“RSUs”) is based on the measurement date fair value of the award and is recognized only for those awards expected to meet the service vesting conditions on a straight-line basis over the requisite service period of the award. The current price of shares underlying the RSUs are determined using the average closing price of the Company’s ordinary shares for the three calendar months immediately preceding the month in which the grant was awarded. For performance-based stock units (“PSUs”) grants with performance conditions, the expense is based on the measurement date fair value of the award and is recognized over the vesting term if the performance targets are considered probable of being achieved. For performance-based stock units (“PSUs”) grants with market and service conditions, the expense is based on the grant date fair value, only for those awards expected to meet the service vesting conditions on a straight-line basis over the requisite service period of the award, regardless of when, if ever, the market condition is satisfied. Stock-based compensation expense is determined at the aggregate grant level for service-based awards and at the individual vesting tranche level for awards with performance and/or market conditions. The forfeiture rate is estimated based on SunPower and the Company’s historical experience.
Advertising Costs
Advertising costs are expensed as incurred. Advertising expense totaled approximately $3.7 million, $5.9 million and $4.7 million in fiscal years 2024 , 2023 and 2022, respectively.
Research and Development Expense
Research and development expense consists primarily of salaries and related personnel costs, depreciation and the cost of solar cell and solar panel materials. Research and development expense is reported net of contributions under collaborative arrangements. Subsequent to the Spin-off, the Company entered into the Collaboration Agreement with SunPower to perform research and development work in SunPower’s Silicon Valley research and development labs for the development of future technology improvements and continue to improve our expected product differentiation, which has largely wound down in fiscal year 2022. Our research and development activities are undertaken by our team in Singapore, together with our Silicon Valley research and development lab established since fiscal year 2022. All research and development costs are expensed as incurred.
Government Grants
Government grants are recognized when there is reasonable assurance that the Company will comply with the conditions attached to it and the grant will be received. Government grants for the purpose of giving immediate financial support to the Company with no future related costs or obligation are recognized when received. Government grants with certain operating conditions are recorded as liability when received and will be recognized in earnings when the conditions are met.
Restructuring Charges
The Company records charges associated with approved restructuring plans to reorganize our manufacturing network, to remove duplicative headcount and infrastructure associated with business acquisitions or to simplify business processes and accelerate innovation. Restructuring charges can include severance costs in connection with the termination of a specified number of employees, infrastructure charges to vacate facilities and consolidate operations, and contract cancellation costs. The Company records restructuring charges based on estimated employee terminations and site closure and consolidation plans. The Company accrues for severance and other employee separation costs under these actions when it was probable that benefits will be paid and the amount is reasonably estimable. The rates used in determining severance accruals are based on existing plans, historical experiences and negotiated settlements. The Company also accrue for costs to terminate a contract or costs that will continue to be incurred under the contract without benefit to the Company when the Company either terminates the contract or ceases using the rights conveyed by the contract.
Translation of Foreign Currency
The Company and certain of its subsidiaries use their respective local currency as their functional currency. Accordingly, foreign currency assets and liabilities are translated using exchange rates in effect at the end of the period. Aggregate exchange gains and losses arising from the translation of foreign assets and liabilities are included in “Accumulated other comprehensive loss” in the Consolidated Balance Sheets. Foreign subsidiaries that use the U.S. dollar as their functional currency remeasure monetary assets and liabilities using exchange rates in effect at the end of the period. Exchange gains and losses arising from the remeasurement of monetary assets and liabilities are included in “Other, net” in the Consolidated Statements of Operations. Non-monetary assets and liabilities are carried at their historical values.
We include gains or losses from foreign currency transactions in “Other, net” in the Consolidated Statements of Operations with the other hedging activities described in Note 12. Derivative Financial Instruments.
Concentration of Credit Risk
We are exposed to credit losses in the event of nonperformance by the counterparties to our financial and derivative instruments. Financial and derivative instruments that potentially subject us to concentrations of credit risk are primarily cash and cash equivalents, investments, accounts receivable, advances to suppliers, and foreign currency forward contracts. Our investment policy requires cash and cash equivalents and investments to be placed with high-quality financial institutions and to limit the amount of credit risk from any one issuer.
We perform ongoing credit evaluations of our customers’ financial condition whenever deemed necessary. We maintain an allowance for credit losses based on the expected collectability of all accounts receivable, which takes into consideration an analysis of historical bad debts, specific customer creditworthiness and current economic trends. We believe that our concentration of credit risk is limited because of our large number of customers, credit quality of the customer base, small account balances for most of these customers, and customer geographic diversification. During fiscal years 2024, 2023 and 2022, we recorded revenues of $31.4 million, $206.0 million and $283.3 million, or 6.2%, 18.3% and 26.7% of total revenue, respectively, representing the sale of solar modules to SunPower. The pricing term is based on the applicable supply agreement with SunPower in force for the respective period. For fiscal years 2024, we had one customer, that accounted for at least 10% of revenue. One customer accounted for at least 10% of revenue except for SunPower for fiscal year 2023. As of December 31, 2024, there is no balance in our account receivables relating to SunPower while it accounted for 0.9% of our accounts receivable as of December 31, 2023. No customer individually accounted for 10% or more of accounts receivable as of December 31, 2024 while four customers individually accounted for 10% or more of accounts receivable as of December 31, 2023.
Income Taxes
The Company recognizes deferred tax assets and liabilities for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts using enacted tax rates in effect for the year the differences are expected to reverse. The Company records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not to be realized which depends on the ability to generate sufficient taxable income in the related jurisdiction in the future. In evaluating our ability to recover our deferred tax assets, we consider the available evidence, including the accumulated losses, timing and amount of reversal of taxable temporary differences, and our forecast future taxable income.
The Company records accruals for uncertain tax positions when the Company believes that it is not more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The Company makes adjustments to these accruals when facts and circumstances change, such as the closing of a tax audit or the refinement of an estimate. The provision for income taxes include the effects of adjustments for uncertain tax positions, as well as any related interest and penalties.
As applicable, interest and penalties on tax contingencies are included in “Provision for income taxes” in the Consolidated Statements of Operations and such amounts were not material for the period presented. In addition, foreign exchange gains (losses) may result from estimated tax liabilities, which are expected to be settled in currencies other than the U.S. dollar.
Investments in Equity Interests
Investments in entities in which we can exercise significant influence, but do not own a majority equity interest or otherwise control, are accounted for under the equity method. We record our share of the results of these entities as “Equity in losses of unconsolidated investees” on the Consolidated Statements of Operations, to the extent of our investment in these entities where there is no guaranteed obligation or committed financial support rendered. We monitor our investments for other-than-temporary impairment by considering factors such as current economic and market conditions and the operating performance of the entities and record reductions in carrying values when necessary. The fair value of privately-held investments is estimated using the best available information as of the valuation date, including current earnings trends, discounted projected future cash flows, and other company specific information, including recent financing rounds (see Note 6. Balance Sheet Components and Note 7. Fair Value Measurements).
Variable Interest Entities (“VIE”)
We regularly evaluate our relationships and involvement with unconsolidated VIEs and our other equity and cost method investments, to determine whether we have a controlling financial interest in them or have become the primary beneficiary, thereby requiring us to consolidate their financial results into our financial statements. If we determine that we are the primary beneficiary, we will consolidate the VIE. The determination of whether we are the primary beneficiary is based upon whether we have the power to direct the activities that most directly impact the economic performance of the VIE and whether we absorb any losses or receive any benefits that would be potentially significant to the VIE.
Noncontrolling Interests
Noncontrolling interests represents the portion of net assets in consolidated subsidiaries that are not attributable, directly or indirectly, to us and are presented as a separate component within Equity in the Consolidated Balance Sheets. Net losses (income) attributable to the non-controlling interests are recorded within “Net losses (income) attributable to noncontrolling interests” in the Consolidated Statements of Operations.
Recently Adopted Accounting Pronouncement
In the current year, the Company has applied all the accounting pronouncement that are relevant and mandatorily effective as follows:
In November 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-07, “Improvements to Reportable Segment Disclosures (Topic 280)” which is intended to improve reportable segment disclosure requirements, primarily through incremental disclosures of segment information on an annual and interim basis for all public entities. The ASU expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items and interim disclosures of a reportable segment’s profit or loss and assets. The ASU is to be applied retrospectively to all prior periods presented in the financial statements and is effective for our Annual Report on Form 10-K for the fiscal year ended December 31, 2024, and interim periods thereafter. The adoption of this ASU as of December 31,
2024 resulted in enhanced disclosures, but did not materially impact the Company’s consolidated financial statements.
Recently Issued Accounting Pronouncements Not Yet Effective
The Company has not adopted the following accounting pronouncements that are applicable to the Group that have been issued but not yet effective:
In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements, which amends U.S. GAAP to reflect updates and simplifications to certain disclosure requirements referred to FASB by the SEC. The targeted amendments incorporate 14 of the 27 disclosures referred by the SEC into Codification. Some of the amendments represent clarifications to, or technical corrections of, the current requirements. ASU 2023-06 could move certain disclosures from the nonfinancial portions of SEC filings to the financial statement notes. Each amendment in ASU 2023-06 will only become effective if the SEC removes the related disclosure or presentation requirement from its existing regulation by June 30, 2027. No amendments were effective at December 31, 2024. The Company is still currently evaluating the impact of the adoption of the new standard but does not expect a significant impact on the consolidated financial statements.
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. This ASU is effective for public companies with annual periods beginning after December 15, 2024, with early adoption permitted. The Company is still currently evaluating the impact of the adoption of the new standard but does not expect a significant impact on the consolidated financial statements.
In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses,” which requires the disaggregated disclosure of specific expense categories, including purchases of inventory, employee compensation, depreciation, and amortization included in each relevant expense caption presented on the statement of operations. The standard also requires disclosure of qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, as well as the total amount of selling expenses and an entity’s definition of selling expenses. ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The Company is currently evaluating the impact this standard will have on its consolidated financial statements.